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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 26.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-1 Class A2
01/17/2023	2.700%	4,410,000	4,373,513
American Credit Acceptance Receivables Trust(a)
Series 2017-4 Class A
07/10/2020	2.000%	508,370	508,190
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	4,500,000	4,518,614
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	2,900,000	2,912,315
AmeriCredit Automobile Receivables Trust
Series 2017-3 Class A2A
12/18/2020	1.690%	1,089,918	1,087,072
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.536%	6,425,000	6,305,579
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.619%	2,925,000	2,838,087
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.886%	1,000,000	967,703
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	139,912	139,871
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	7,663,478	7,652,938
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	10,930,000	10,826,027
Series 2018-2A Class A
03/20/2025	4.000%	9,725,000	9,977,574
Bank of the West Auto Trust(a)
Series 2017-1 Class A2
02/15/2021	1.780%	2,315,542	2,306,394
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.123%	10,800,000	10,473,700
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Pacer Auto Receivables Trust(a)
Series 2017-1A Class A3
03/19/2021	2.050%	3,350,000	3,326,819
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.609%	8,550,000	8,443,407
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.856%	5,000,000	4,839,850
Carlyle U.S. CLO Ltd.(a),(b)
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	3.719%	8,000,000	7,810,200
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	3.919%	8,000,000	7,850,000
CCG Receivables Trust(a)
Series 2017-1 Class A2
11/14/2023	1.840%	2,480,506	2,459,538
Series 2018-2 Class A2
12/15/2025	3.090%	5,735,000	5,734,047
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	1,503,057	1,499,887
Series 2017-4A Class A1
11/15/2029	2.120%	4,826,893	4,753,421
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	2.905%	3,960,597	3,967,111
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	10,000,000	9,992,342
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,118,016	1,118,670
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	6,720,233	6,696,918
DLL Securitization Trust(a)
Series 2017-A Class A3
12/15/2021	2.140%	4,900,000	4,853,326
Columbia Short Term Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,950,000	4,971,587
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	3,500,000	3,530,913
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.406%	6,000,000	5,851,878
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	3.986%	3,025,000	2,944,614
DT Auto Owner Trust(a)
Series 2018-2A Class A
09/15/2021	2.840%	2,972,794	2,964,659
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	3,250,000	3,265,261
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	4,125,000	4,141,731
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/2021	1.830%	64,732	64,693
Series 2016-2 Class A2
02/22/2022	1.740%	1,047,335	1,043,745
Series 2017-1 Class A2
07/20/2022	2.130%	2,017,704	2,006,483
Series 2017-3 Class A2
05/22/2023	2.130%	2,633,364	2,611,676
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	1,126,861	1,120,365
Series 2018-1A Class A
05/17/2021	2.210%	1,348,226	1,344,945
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	8,500,000	8,587,094
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	11,440,000	11,322,960
Ford Credit Floorplan Master Owner Trust
Series 2017-2 Class A1
09/15/2022	2.160%	2,200,000	2,168,762
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 Class A1
05/15/2022	2.070%	3,275,000	3,230,618
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	4,615,000	4,576,094
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class AR2
3-month USD LIBOR + 1.070% 01/18/2031	3.515%	7,041,441	6,908,646
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	3,370,998	3,368,572
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	2,002,161	1,992,694
Series 2014-AA Class A
11/25/2026	1.770%	2,430,784	2,394,921
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.977%	4,000,000	3,936,228
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.536%	6,875,000	6,742,154
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	5,000,000	4,960,678
Series 2018-4A Class A
12/15/2028	3.710%	3,413,104	3,422,429
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	6,000,000	5,991,049
MMAF Equipment Finance LLC(a)
Series 2017-B Class A2
10/15/2020	1.930%	3,623,499	3,609,266
MVW Owner Trust(a)
Series 2014-1A Class A
09/22/2031	2.250%	951,216	934,716
Series 2015-1A Class A
12/20/2032	2.520%	1,793,274	1,766,773
Series 2016-1A Class A
12/20/2033	2.250%	2,505,408	2,450,323
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	2,795,841	2,776,626
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	737,101	735,664
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	824,035	815,384
NextGear Floorplan Master Owner Trust(a)
Series 2017-2A Class A2
10/17/2022	2.560%	6,600,000	6,535,183

2	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Advance Receivables Trust(a),(c)
Series 2016-T4 Class AT4
12/15/2050	3.107%	5,390,000	5,369,141
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.115%	11,200,000	10,973,536
Ocwen Master Advance Receivables Trust(a),(c)
Series 2018-T1 Class AT1
08/15/2049	3.301%	2,000,000	1,998,900
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	6,514,000	6,518,727
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	3,602,474	3,597,134
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.836%	10,000,000	9,686,690
Santander Retail Auto Lease Trust(a)
Series 2017-A Class A3
01/20/2021	2.220%	5,865,000	5,817,834
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	9,150,000	9,144,485
Securitized Term Auto Receivables Trust(a)
Series 2017-1A Class A3
08/25/2020	1.890%	3,004,240	2,989,290
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	3,342,436	3,311,036
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	3,067,954	3,009,129
Series 2016-3A Class A
10/20/2033	2.430%	2,312,077	2,286,173
Series 2018-3A Class A
09/20/2035	3.690%	1,738,481	1,765,748
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	1,011,639	1,012,691
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% Cap 18.000% 04/25/2024	2.990%	3,489,119	3,493,538
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,052,608	2,030,863
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	1,099,360	1,093,320
SoFi Professional Loan Program LLC(a)
Series 2016-C Class A2A
05/26/2031	1.480%	13,939	13,924
Series 2017-A Class A2A
03/26/2040	1.550%	1,521,640	1,509,713
Series 2017-C Class A2A
07/25/2040	1.750%	1,122,979	1,113,890
Series 2017-F Class A1FX
01/25/2041	2.050%	2,216,789	2,199,015
Series 2018-A Class A2A
02/25/2042	2.390%	2,689,733	2,666,204
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(c)
Series 2018-T1 Class AT1
10/17/2050	3.620%	4,425,000	4,443,187
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	2,553,002	2,527,468
Verizon Owner Trust(a)
Series 2018-1A Class A1A
09/20/2022	2.820%	2,025,000	2,019,214
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.955%	2,745,000	2,750,771
Westlake Automobile Receivables Trust(a)
Series 2018-1A Class A2A
12/15/2020	2.240%	2,600,732	2,593,689
Series 2018-3A Class B
10/16/2023	3.320%	2,750,000	2,753,433
Total Asset-Backed Securities — Non-Agency (Cost $364,624,711)			362,011,240

Commercial Mortgage-Backed Securities - Agency 4.6%

Government National Mortgage Association
CMO Series 2012-142 Class A
05/16/2037	1.105%	5,339,641	5,177,173
CMO Series 2012-4 Class A
05/16/2040	2.120%	38,718	38,659
CMO Series 2012-89 Class A
01/16/2036	1.537%	1,099,528	1,087,669
CMO Series 2013-12 Class A
10/16/2042	1.410%	8,560,124	8,171,389

Columbia Short Term Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-126 Class AB
04/16/2038	1.540%	4,859,897	4,704,936
CMO Series 2013-30 Class A
05/16/2042	1.500%	4,986,954	4,752,416
CMO Series 2013-32 Class AB
01/16/2042	1.900%	4,474,843	4,287,121
CMO Series 2013-33 Class A
07/16/2038	1.061%	16,192,855	15,180,655
CMO Series 2013-35 Class A
02/16/2040	1.618%	5,552,289	5,311,278
CMO Series 2013-40 Class A
10/16/2041	1.511%	6,356,881	6,101,616
CMO Series 2013-45 Class A
10/16/2040	1.450%	2,730,741	2,637,062
Government National Mortgage Association(d)
CMO Series 2015-71 Class DA
09/16/2049	2.133%	5,043,981	4,880,167
Total Commercial Mortgage-Backed Securities - Agency (Cost $65,475,346)			62,330,141

Commercial Mortgage-Backed Securities - Non-Agency 7.3%

BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	3.805%	11,500,000	11,447,662
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.705%	3,650,000	3,630,137
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.955%	1,975,000	1,960,762
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.705%	13,500,000	13,342,732
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.555%	8,487,335	8,371,478
COMM Mortgage Trust
Series 2014-CR19 Class A2
08/10/2047	2.965%	2,541,235	2,537,872
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	102,865	102,983
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.370%	5,483,713	5,434,384
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.470%	9,414,256	9,371,566
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.555%	10,983,619	10,990,156
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	11,900,000	12,094,572
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A1
10/10/2048	1.345%	4,362,388	4,263,996
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	3.206%	16,055,000	15,694,247
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $99,723,942)			99,242,547

Corporate Bonds & Notes 34.8%

Aerospace & Defense 1.0%
General Dynamics Corp.
05/11/2021	3.000%	2,000,000	2,002,018
L-3 Communications Corp.
02/15/2021	4.950%	5,000,000	5,126,760
Northrop Grumman Corp.
08/01/2023	3.250%	5,000,000	4,916,865
TransDigm, Inc.
10/15/2020	5.500%	331,000	328,435
07/15/2022	6.000%	518,000	506,946
Total			12,881,024
Automotive 0.6%
Ford Motor Credit Co. LLC
10/12/2021	3.813%	6,800,000	6,603,405
IHO Verwaltungs GmbH, PIK(a)
09/15/2021	4.125%	682,000	649,874

4	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LKQ Corp.
05/15/2023	4.750%	243,000	230,329
Total			7,483,608
Banking 8.6%
Ally Financial, Inc.
05/19/2022	4.625%	348,000	342,569
American Express Co.(b)
3-month USD LIBOR + 0.525% 05/17/2021	3.165%	4,000,000	3,980,336
ANZ New Zealand International Ltd.(a)
01/22/2021	2.750%	4,000,000	3,949,412
Bank of America Corp.
04/19/2021	2.625%	7,500,000	7,395,593
Bank of Montreal(b)
3-month USD LIBOR + 0.460% 04/13/2021	2.896%	2,000,000	1,990,994
Bank of New York Mellon Corp. (The)
02/07/2022	2.600%	2,525,000	2,477,737
Bank of Nova Scotia (The)
03/07/2022	2.700%	2,375,000	2,324,175
Barclays Bank PLC
01/11/2021	2.650%	4,025,000	3,943,123
BB&T Corp.(b)
3-month USD LIBOR + 0.530% Floor 0.530% 05/01/2019	3.071%	2,000,000	1,991,704
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.760% Floor 0.760% 05/12/2020	3.378%	5,200,000	5,192,741
Citibank NA
07/23/2021	3.400%	8,000,000	8,010,744
Discover Bank
08/09/2021	3.200%	4,000,000	3,958,248
Fifth Third Bank
10/30/2020	2.200%	2,000,000	1,960,492
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	3.637%	8,251,000	8,277,147
HSBC Holdings PLC
04/05/2021	5.100%	5,000,000	5,164,055
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% Floor 1.130% 03/22/2019	3.954%	2,940,000	2,945,824
JPMorgan Chase & Co.
08/15/2021	4.350%	11,000,000	11,257,092
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyBank NA
06/15/2021	3.350%	2,000,000	2,005,854
Lloyds Bank PLC
05/07/2021	3.300%	4,000,000	3,972,564
Manufacturers & Traders Trust Co.
02/06/2020	2.100%	2,000,000	1,978,812
Morgan Stanley
05/19/2022	2.750%	7,000,000	6,803,727
PNC Bank NA
01/22/2021	2.500%	5,000,000	4,929,630
Regions Financial Corp.
02/08/2021	3.200%	3,000,000	2,981,193
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	3.201%	3,000,000	2,984,172
US Bank NA
04/26/2021	3.150%	2,400,000	2,401,994
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	3.349%	10,000,000	10,027,190
Westpac Banking Corp.
01/11/2022	2.800%	3,500,000	3,436,899
Total			116,684,021
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	483,000	478,939
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	560,000	556,049
Masonite International Corp.(a)
03/15/2023	5.625%	306,000	296,638
Standard Industries, Inc.(a)
02/15/2023	5.500%	16,000	15,670
Total			1,347,296
Cable and Satellite 1.3%
Cable One, Inc.(a)
06/15/2022	5.750%	351,000	352,802
Cablevision Systems Corp.
04/15/2020	8.000%	116,000	119,190
CCO Holdings LLC/Capital Corp.
03/15/2021	5.250%	144,000	144,012
02/15/2023	5.125%	744,000	725,400
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	241,000	225,180
Comcast Corp.
01/15/2022	1.625%	4,000,000	3,826,388

Columbia Short Term Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
11/15/2021	6.750%	264,000	271,701
CSC Holdings LLC(a)
12/15/2021	5.125%	142,000	139,366
07/15/2023	5.375%	888,000	867,472
DISH DBS Corp.
09/01/2019	7.875%	139,000	142,071
05/01/2020	5.125%	280,000	278,041
06/01/2021	6.750%	196,000	194,221
Sirius XM Radio, Inc.(a)
08/01/2022	3.875%	848,000	812,001
Sky PLC(a)
09/16/2019	2.625%	3,000,000	2,977,650
Time Warner Cable, Inc.
09/01/2021	4.000%	5,000,000	4,963,265
Videotron Ltd.
07/15/2022	5.000%	324,000	323,792
Virgin Media Secured Finance PLC
01/15/2021	5.250%	584,000	573,855
Total			16,936,407
Chemicals 1.1%
Ashland LLC(e)
08/15/2022	4.750%	361,000	354,842
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,425,000	3,609,611
Chemours Co. (The)
05/15/2023	6.625%	270,000	272,700
Eastman Chemical Co.
01/15/2020	2.700%	932,000	925,371
12/01/2021	3.500%	2,865,000	2,878,632
Huntsman International LLC
11/15/2020	4.875%	556,000	557,642
LyondellBasell Industries NV
11/15/2021	6.000%	4,210,000	4,455,999
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	280,000	281,331
PQ Corp.(a)
11/15/2022	6.750%	477,000	488,489
WR Grace & Co.(a)
10/01/2021	5.125%	326,000	323,815
Total			14,148,432
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
09/07/2021	3.150%	2,362,000	2,368,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.240% 03/12/2021	3.016%	2,000,000	1,991,184
United Rentals North America, Inc.
07/15/2023	4.625%	284,000	279,018
Total			4,638,277
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)
10/15/2021	6.250%	344,000	348,878
APX Group, Inc.
12/01/2022	7.875%	192,000	181,345
CoreCivic, Inc.
04/01/2020	4.125%	333,000	330,822
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	508,000	483,965
Service Corp. International
11/15/2020	4.500%	187,000	186,328
01/15/2022	5.375%	443,000	443,681
Total			1,975,019
Consumer Products 0.1%
Prestige Brands, Inc.(a)
12/15/2021	5.375%	390,000	382,200
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	325,000	324,188
Spectrum Brands Holdings, Inc.
01/15/2022	7.750%	275,000	279,366
Spectrum Brands, Inc.
11/15/2022	6.625%	485,000	494,860
Total			1,480,614
Diversified Manufacturing 0.7%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	422,000	411,229
General Electric Co.(b)
3-month USD LIBOR + 0.800% 04/15/2020	3.236%	5,350,000	5,261,019
United Technologies Corp.
06/01/2022	3.100%	4,000,000	3,901,448
WESCO Distribution, Inc.
12/15/2021	5.375%	419,000	413,952
Total			9,987,648
Electric 2.7%
AES Corp.
03/15/2023	4.500%	552,000	538,143

6	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Electric Power Co., Inc.
11/13/2020	2.150%	2,000,000	1,958,136
Dominion Energy, Inc.
09/15/2022	2.750%	714,000	696,400
Dominion Resources, Inc.
01/15/2022	2.750%	2,930,000	2,854,198
Exelon Corp.
06/15/2020	2.850%	2,595,000	2,572,569
NextEra Energy Capital Holdings, Inc.
09/01/2020	3.342%	3,300,000	3,300,947
NRG Energy, Inc.
05/01/2024	6.250%	191,000	193,865
Pacific Gas & Electric Co.
06/15/2023	3.250%	5,000,000	4,440,475
PPL Capital Funding, Inc.
06/15/2022	4.200%	5,115,000	5,152,544
Progress Energy, Inc.
01/15/2021	4.400%	4,000,000	4,076,068
Southern California Edison Co.
06/01/2021	3.875%	2,000,000	2,016,062
Southern Co. (The)
07/01/2021	2.350%	5,000,000	4,851,315
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	904,000	846,092
WEC Energy Group, Inc.
06/15/2021	3.375%	3,000,000	2,992,671
Total			36,489,485
Environmental 0.0%
Clean Harbors, Inc.
06/01/2021	5.125%	362,000	360,122
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%	144,000	138,304
iStar, Inc.
09/15/2020	4.625%	288,000	281,236
Navient Corp.
03/25/2020	8.000%	222,000	225,783
10/26/2020	5.000%	420,000	403,201
07/26/2021	6.625%	823,000	794,925
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	249,000	241,692
Springleaf Finance Corp.
12/15/2019	5.250%	280,000	280,561
05/15/2022	6.125%	264,000	255,941
Total			2,621,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	2,931,000	2,880,977
Aramark Services, Inc.
01/15/2024	5.125%	564,000	559,202
B&G Foods, Inc.
06/01/2021	4.625%	504,000	492,906
Diageo Investment Corp.
05/11/2022	2.875%	1,840,000	1,819,086
Kraft Heinz Foods Co.
06/06/2022	3.500%	5,000,000	4,954,060
Molson Coors Brewing Co.
07/15/2021	2.100%	2,905,000	2,798,721
Total			13,504,952
Gaming 0.3%
Boyd Gaming Corp.
05/15/2023	6.875%	639,000	645,294
Eldorado Resorts, Inc.
08/01/2023	7.000%	470,000	482,859
International Game Technology PLC(a)
02/15/2022	6.250%	475,000	476,016
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	493,000	487,952
MGM Resorts International
12/15/2021	6.625%	472,000	483,203
03/15/2023	6.000%	472,000	473,540
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	300,000	282,973
Total			3,331,837
Health Care 2.1%
Abbott Laboratories
11/30/2021	2.900%	4,000,000	3,962,280
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	97,000	92,929
02/15/2023	5.625%	282,000	265,578
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.678%	4,000,000	3,972,832
Cardinal Health, Inc.
06/15/2022	2.616%	3,860,000	3,723,008
CVS Health Corp.
03/09/2021	3.350%	4,570,000	4,556,185
DaVita, Inc.
08/15/2022	5.750%	282,000	281,431

Columbia Short Term Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
02/25/2021	3.300%	4,000,000	3,984,000
HCA, Inc.
02/15/2022	7.500%	229,000	243,257
03/15/2022	5.875%	277,000	284,912
05/01/2023	5.875%	713,000	723,068
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	385,000	385,251
IQVIA, Inc.(a)
05/15/2023	4.875%	426,000	418,126
McKesson Corp.
11/30/2020	3.650%	4,000,000	4,016,380
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	202,000	193,416
Tenet Healthcare Corp.
06/01/2020	4.750%	138,000	137,894
04/01/2021	4.500%	958,000	937,753
Total			28,178,300
Healthcare Insurance 0.7%
Aetna, Inc.
06/01/2021	4.125%	3,625,000	3,675,547
Anthem, Inc.
08/15/2021	3.700%	3,300,000	3,321,391
Centene Corp.
02/15/2021	5.625%	533,000	538,025
05/15/2022	4.750%	165,000	163,769
UnitedHealth Group, Inc.
06/15/2021	3.150%	2,000,000	2,002,014
Total			9,700,746
Home Construction 0.2%
KB Home
12/15/2021	7.000%	270,000	275,072
Lennar Corp.
01/15/2022	4.125%	1,173,000	1,129,158
Meritage Homes Corp.
04/15/2020	7.150%	160,000	164,000
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	282,000	279,180
04/15/2023	5.875%	280,000	271,600
Toll Brothers Finance Corp.
02/15/2022	5.875%	158,000	158,725
TRI Pointe Group, Inc.
07/01/2021	4.875%	285,000	273,657
Total			2,551,392
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Canadian Natural Resources Ltd.
11/15/2021	3.450%	3,484,000	3,446,467
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	435,000	401,976
Murphy Oil Corp.(e)
12/01/2022	4.450%	437,000	411,288
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	331,000	322,325
Range Resources Corp.
08/15/2022	5.000%	146,000	130,717
Whiting Petroleum Corp.
03/15/2021	5.750%	281,000	267,336
Woodside Finance Ltd.(a)
05/10/2021	4.600%	3,000,000	3,047,817
WPX Energy, Inc.
01/15/2022	6.000%	638,000	622,592
Total			8,650,518
Integrated Energy 0.5%
BP Capital Markets PLC
11/01/2021	3.561%	3,000,000	3,021,450
Cenovus Energy, Inc.
08/15/2022	3.000%	4,500,000	4,265,618
Total			7,287,068
Leisure 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	150,000	146,924
Cinemark U.S.A., Inc.
06/01/2023	4.875%	144,000	138,240
Cinemark USA, Inc.
12/15/2022	5.125%	228,000	224,165
Live Nation Entertainment, Inc.(a)
06/15/2022	5.375%	420,000	416,851
Total			926,180
Life Insurance 1.5%
American International Group, Inc.
03/01/2021	3.300%	5,000,000	4,981,890
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,085,000	5,232,953
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	3,000,000	2,896,761
Principal Life Global Funding II(a)
11/19/2020	2.625%	2,825,000	2,793,583

8	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya Financial, Inc.
07/15/2024	3.125%	5,000,000	4,711,095
Total			20,616,282
Lodging 0.0%
RHP Hotel Properties LP/Finance Corp.
04/15/2021	5.000%	291,000	289,708
04/15/2023	5.000%	143,000	139,766
Total			429,474
Media and Entertainment 1.0%
21st Century Fox America, Inc.
08/15/2020	5.650%	3,345,000	3,476,800
Discovery Communications LLC(a)
06/15/2022	3.500%	3,000,000	2,960,460
Lamar Media Corp.
05/01/2023	5.000%	53,000	52,782
01/15/2024	5.375%	269,000	270,197
Match Group, Inc.
06/01/2024	6.375%	229,000	233,823
National CineMedia LLC
04/15/2022	6.000%	327,000	327,875
Netflix, Inc.
02/15/2022	5.500%	546,000	548,540
Nielsen Finance Co. SARL (The)(a)
10/01/2021	5.500%	177,000	175,938
Nielsen Finance LLC/Co.
10/01/2020	4.500%	144,000	142,177
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	290,000	278,378
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	382,000	380,576
02/15/2024	5.625%	442,000	436,380
RELX Capital, Inc.
10/15/2022	3.125%	4,000,000	3,923,220
TEGNA, Inc.
07/15/2020	5.125%	208,000	207,778
Tribune Media Co.
07/15/2022	5.875%	139,000	139,801
Total			13,554,725
Metals and Mining 0.1%
Freeport-McMoRan, Inc.
03/01/2022	3.550%	484,000	458,146
03/15/2023	3.875%	734,000	677,452
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	418,000	413,247
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(a)
06/01/2024	8.500%	155,000	166,281
Total			1,715,126
Midstream 1.8%
DCP Midstream Operating LP
03/15/2023	3.875%	309,000	290,385
Enterprise Products Operating LLC
02/15/2022	4.050%	3,850,000	3,906,202
Kinder Morgan Energy Partners LP
03/01/2021	3.500%	4,500,000	4,484,916
NGPL PipeCo LLC(a)
08/15/2022	4.375%	598,000	585,127
NuStar Logistics LP
09/01/2020	4.800%	330,000	323,156
02/01/2022	4.750%	250,000	236,250
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	4,000,000	3,757,272
Sunoco LP/Finance Corp.
01/15/2023	4.875%	364,000	355,611
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	499,000	482,485
Targa Resources Partners LP/Finance Corp.
11/15/2019	4.125%	407,000	404,910
11/15/2023	4.250%	732,000	679,412
03/15/2024	6.750%	412,000	419,415
Western Gas Partners LP
07/01/2022	4.000%	3,931,000	3,878,781
Williams Companies, Inc. (The)
03/15/2022	3.600%	4,500,000	4,421,772
Total			24,225,694
Natural Gas 0.6%
NiSource, Inc.
11/17/2022	2.650%	5,000,000	4,821,975
Sempra Energy(b)
3-month USD LIBOR + 0.450% 03/15/2021	3.238%	3,692,000	3,618,754
Total			8,440,729
Oil Field Services 0.0%
Nabors Industries, Inc.
09/15/2021	4.625%	353,000	317,633
Other Industry 0.0%
Anixter, Inc.
10/01/2021	5.125%	215,000	214,800
03/01/2023	5.500%	97,000	97,588
Total			312,388

Columbia Short Term Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	563,000	551,798
Starwood Property Trust, Inc.
02/01/2021	3.625%	294,000	282,927
Total			834,725
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%	607,000	574,823
05/15/2023	4.625%	237,000	223,741
Berry Global, Inc.
05/15/2022	5.500%	758,000	754,202
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	396,000	391,987
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	407,025	405,963
Reynolds Group Issuer, Inc./LLC(a),(b)
3-month USD LIBOR + 3.500% Floor 3.500% 07/15/2021	5.936%	326,000	324,862
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	288,000	274,025
Total			2,949,603
Paper 0.0%
Graphic Packaging International, Inc.
04/15/2021	4.750%	300,000	295,954
Pharmaceuticals 1.1%
AbbVie, Inc.
11/14/2021	3.375%	5,000,000	4,998,670
Actavis Funding SCS
03/15/2022	3.450%	3,750,000	3,690,889
Amgen, Inc.
05/11/2022	2.650%	3,925,000	3,837,253
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	437,000	442,646
Merck & Co., Inc.
01/15/2021	3.875%	2,000,000	2,039,478
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	139,000	139,738
Total			15,148,674
Property & Casualty 0.7%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	3,000,000	2,955,846
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	3,000,000	3,146,730
Loews Corp.
05/15/2023	2.625%	4,000,000	3,856,804
Total			9,959,380
Railroads 0.3%
CSX Corp.
06/01/2021	4.250%	3,500,000	3,577,525
Refining 0.2%
Marathon Petroleum Corp.
03/01/2021	5.125%	3,000,000	3,085,167
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	742,000	717,974
Yum! Brands, Inc.
11/01/2023	3.875%	164,000	153,705
Total			871,679
Retail REIT 0.4%
Kimco Realty Corp.
05/01/2021	3.200%	4,170,000	4,134,155
Simon Property Group LP
01/30/2022	2.350%	1,875,000	1,825,256
Total			5,959,411
Retailers 0.4%
Group 1 Automotive, Inc.
06/01/2022	5.000%	341,000	322,894
L Brands, Inc.
04/01/2021	6.625%	285,000	293,024
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.420% Floor 0.420% 09/10/2019	3.187%	2,000,000	1,998,196
Lowe’s Companies, Inc.
04/15/2022	3.120%	2,000,000	1,966,760
Penske Automotive Group, Inc.
10/01/2022	5.750%	652,000	649,370
Total			5,230,244
Technology 1.5%
Broadcom Corp./Cayman Finance Ltd.
01/15/2022	3.000%	4,000,000	3,846,228
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.500% 03/01/2019	3.238%	1,000,000	1,000,546

10	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope, Inc.(a)
06/15/2021	5.000%	327,000	324,023
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	5.875%	373,000	373,352
Equinix, Inc.
04/01/2023	5.375%	719,000	716,074
First Data Corp.(a)
08/15/2023	5.375%	302,000	296,317
01/15/2024	5.750%	408,000	397,619
International Business Machines Corp.
08/01/2022	1.875%	5,000,000	4,721,060
Iron Mountain, Inc.(a)
06/01/2021	4.375%	594,000	588,049
NCR Corp.
12/15/2021	5.875%	478,000	470,217
07/15/2022	5.000%	230,000	216,879
NXP BV/Funding LLC(a)
03/01/2024	4.875%	3,000,000	3,016,044
Oracle Corp.
05/15/2022	2.500%	2,000,000	1,957,026
PTC, Inc.
05/15/2024	6.000%	212,000	212,557
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	3.195%	2,130,000	2,129,544
Total			20,265,535
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(a)
10/15/2022	3.300%	3,710,000	3,630,892
XPO Logistics, Inc.(a)
06/15/2022	6.500%	168,000	166,365
Total			3,797,257
Wireless 0.5%
American Tower Corp.
01/31/2023	3.500%	4,000,000	3,935,216
SBA Communications Corp.
10/01/2022	4.000%	924,000	880,579
Sprint Communications, Inc.(a)
03/01/2020	7.000%	715,000	733,820
T-Mobile USA, Inc.
01/15/2024	6.500%	1,037,000	1,061,295
Total			6,610,910
Wirelines 1.5%
AT&T, Inc.
03/01/2022	3.200%	5,000,000	4,932,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
06/15/2021	6.450%	854,000	850,604
Deutsche Telekom International Finance BV(a)
01/19/2022	2.820%	3,850,000	3,760,988
Level 3 Financing, Inc.
08/15/2022	5.375%	558,000	546,876
Orange SA
07/08/2019	5.375%	3,000,000	3,032,493
Telefonica Emisiones SAU
04/27/2020	5.134%	2,869,000	2,932,055
Verizon Communications, Inc.
03/15/2022	2.946%	3,500,000	3,461,661
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	661,000	625,849
Total			20,143,456
Total Corporate Bonds & Notes (Cost $473,025,650)			469,506,160

Foreign Government Obligations(f) 0.4%

Mexico 0.4%
Petroleos Mexicanos
03/13/2022	5.375%	6,000,000	5,900,874
Total Foreign Government Obligations (Cost $6,030,672)			5,900,874

Residential Mortgage-Backed Securities - Agency 4.0%

Federal Home Loan Mortgage Corp.
01/01/2019- 09/01/2022	5.500%	755,690	770,148
03/01/2019- 10/01/2024	4.500%	82,718	85,273
11/01/2021- 07/01/2025	5.000%	1,237,879	1,270,861
06/01/2024- 04/01/2026	4.000%	508,495	521,619
11/01/2025- 07/01/2026	3.500%	15,285	15,485
Federal Home Loan Mortgage Corp.(c),(g),(h)
01/17/2034	4.000%	12,000,000	12,241,875

Columbia Short Term Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.258% Cap 9.907% 03/01/2034	4.069%	154,137	162,342
12-month USD LIBOR + 1.735% Cap 10.901% 07/01/2036	4.485%	6,670	7,026
12-month USD LIBOR + 1.709% Cap 11.105% 08/01/2036	4.324%	61,185	64,068
12-month USD LIBOR + 1.768% Cap 11.343% 12/01/2036	4.640%	20,742	21,578
Federal National Mortgage Association
05/01/2021- 10/01/2024	5.500%	1,185,214	1,228,613
07/01/2022- 08/01/2024	5.000%	743,066	758,623
03/01/2024- 12/01/2026	4.000%	655,285	671,159
12/01/2025- 09/01/2026	3.500%	14,609	14,788
Federal National Mortgage Association(i)
11/01/2023	5.500%	1,070,917	1,115,195
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.416% Cap 9.968% 07/01/2033	4.038%	25,607	25,712
12-month USD LIBOR + 1.830% Cap 10.356% 04/01/2036	4.080%	9,482	9,875
12-month USD LIBOR + 1.852% Cap 11.135% 09/01/2037	4.533%	34,268	34,772
Federal National Mortgage Association(h)
01/17/2034	4.000%	33,775,000	34,571,879
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	5.589%	10,033	10,462
Federal National Mortgage Association(j)
CMO Series G-15 Class A
06/25/2021	0.000%	523	515
Government National Mortgage Association
09/20/2021	6.000%	16,444	16,511
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	3.375%	18,721	19,335
Total Residential Mortgage-Backed Securities - Agency (Cost $53,443,837)			53,637,714

Residential Mortgage-Backed Securities - Non-Agency 17.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	2.986%	14,774	14,916
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	4,512,449	4,527,897
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	878,455	873,185
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,747,204	2,750,692
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	6,172,959	6,181,601
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2027	3.706%	8,500,000	8,497,607
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.596%	11,308,470	11,184,932
Cityscape Home Equity Loan Trust(c),(g),(k)
CMO Series 1997-C Class A3
07/25/2028	0.000%	607,537	1
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	402,937	400,413
CMO Series 2018-3 Class A2
10/26/2048	3.763%	3,755,128	3,775,193
CMO Series 2018-3 Class A3
10/26/2048	3.865%	3,567,372	3,586,404
COLT Mortgage Loan Trust(a),(d)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,113,938	1,108,537
CMO Series 2017-1 Class A1
05/27/2047	2.614%	1,937,564	1,888,344
CMO Series 2018-2 Class A1
07/27/2048	3.470%	2,077,179	2,068,238
CMO Series 2018-4 Class A3
12/28/2048	4.210%	9,835,127	9,891,332
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2009-9R Class 12A1
08/26/2035	4.540%	299,962	299,625

12	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	11,570,038	11,710,655
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2018-3A Class A3
08/25/2058	3.963%	2,775,018	2,794,809
CMO Series 2018-4A Class A3
10/25/2058	4.285%	10,823,529	10,890,667
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	10,661,327	10,736,876
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-2 Class A1
11/25/2058	3.985%	10,000,000	9,999,767
CMO Series 2018-2 Class A3
11/25/2058	4.239%	5,500,000	5,499,975
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	7,695,683	7,664,993
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	3,000,219	2,930,812
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class B
05/25/2023	3.910%	7,577,135	7,614,387
New Residential Mortgage Loan Trust(a)
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	8,724,502	8,901,367
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	2,690,055	2,744,450
PRPM LLC(a),(d)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	5,839,313	5,868,147
RCO Trust(a),(d)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	10,705,839	10,760,765
RCO V Mortgage LLC(a),(d)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	5,977,369	5,961,828
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC2 Class A1
10/25/2048	4.121%	11,757,035	11,687,527
Towd Point Mortgage Trust(a)
CMO Series 2015-6 Class A1
04/25/2055	3.500%	5,217,766	5,202,802
CMO Series 2016-2 Class A1
08/25/2055	3.000%	5,312,480	5,225,481
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,517,297	2,459,506
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	2,756,764	2,701,828
CMO Series 2017-4 Class A1
06/25/2057	2.750%	3,769,713	3,680,796
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-5 Class A1
08/25/2058	3.250%	4,069,308	4,017,701
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	8,098,759	8,115,807
Vericrest Opportunity Loan Transferee LXX LLC(a),(d)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	2,535,628	2,517,879
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	2,183,474	2,171,646
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	5,714,864	5,703,958
Verus Securitization Trust(a),(d)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	1,675,203	1,660,099
Verus Securitization Trust(a),(c),(g)
CMO Series 2018-INV2 Class A2
10/25/2058	4.401%	13,000,000	13,000,000
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $229,837,795)			229,273,445

U.S. Government & Agency Obligations 0.0%

Morocco Government AID Bond(b),(c),(g)
6-month USD LIBOR + 0.000% 05/01/2023	1.250%	382,500	373,978
Total U.S. Government & Agency Obligations (Cost $376,117)			373,978

U.S. Treasury Obligations 3.6%

U.S. Treasury
10/31/2021	1.250%	50,225,000	48,553,746
Total U.S. Treasury Obligations (Cost $48,155,183)			48,553,746

Columbia Short Term Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(l),(m)	58,729,247	58,723,374
Total Money Market Funds (Cost $58,723,374)		58,723,374
Total Investments in Securities (Cost: $1,399,416,627)		1,389,553,219
Other Assets & Liabilities, Net		(38,864,449)
Net Assets		1,350,688,770
At December 31, 2018, securities and/or cash totaling $360,943 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	850	03/2019	USD	180,465,625	1,182,110	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(435)	03/2019	USD	(49,889,063)	—	(809,654)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2018, the total value of these securities amounted to $720,008,977, which represents 53.31% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2018.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2018.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2018, the total value of these securities amounted to $25,615,854, which represents 1.90% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At December 31, 2018, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(l)	The rate shown is the seven-day current annualized yield at December 31, 2018.
14	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	3,594,249	730,851,051	(675,716,053)	58,729,247	1,432	—	570,742	58,723,374
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Short Term Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	350,200,012	11,811,228	—	362,011,240
Commercial Mortgage-Backed Securities - Agency	—	62,330,141	—	—	62,330,141
Commercial Mortgage-Backed Securities - Non-Agency	—	99,242,547	—	—	99,242,547
Corporate Bonds & Notes	—	469,506,160	—	—	469,506,160
Foreign Government Obligations	—	5,900,874	—	—	5,900,874
Residential Mortgage-Backed Securities - Agency	—	41,395,839	12,241,875	—	53,637,714
Residential Mortgage-Backed Securities - Non-Agency	—	200,773,702	28,499,743	—	229,273,445
U.S. Government & Agency Obligations	—	—	373,978	—	373,978
U.S. Treasury Obligations	48,553,746	—	—	—	48,553,746
Money Market Funds	—	—	—	58,723,374	58,723,374
Total Investments in Securities	48,553,746	1,229,349,275	52,926,824	58,723,374	1,389,553,219
Investments in Derivatives
Asset
Futures Contracts	1,182,110	—	—	—	1,182,110
Liability
Futures Contracts	(809,654)	—	—	—	(809,654)
Total	48,926,202	1,229,349,275	52,926,824	58,723,374	1,389,925,675
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 03/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 12/31/2018 ($)
Asset-Backed Securities — Non-Agency	—	—	—	60,031	11,751,197	—	—	—	11,811,228
Residential Mortgage-Backed Securities — Agency	—	—	—	14,063	12,227,812	—	—	—	12,241,875
Residential Mortgage-Backed Securities — Non-Agency	1	—	—	296	28,499,446	—	—	—	28,499,743
U.S. Government & Agency Obligations	455,345	—	823	2,810	—	(85,000)	—	—	373,978
Total	455,346		823	77,200	52,478,455	(85,000)			52,926,824
16	Columbia Short Term Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
(a) Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2018 was $77,200, which is comprised of Asset-Backed Securities - Non-Agency of $60,031, Residential Mortgage-Backed Securities - Agency of $14,063, Residential Mortgage-Backed Securities - Non-Agency of $296 and U.S. Government & Agency Obligations of $2,810.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities, residential mortgage backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Short Term Bond Fund | Quarterly Report 2018	17

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 21, 2019